Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 24,100	$ 25,744	$ 28,422
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		6,166	7,097	8,722
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		15,291	16,019	17,440
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		2,430	2,421	2,044
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		213	207	216
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	24,923	26,454	29,412
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	6,110	7,007	8,721
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	16,178	16,828	18,440
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	2,427	2,418	2,041
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 208	$ 201	$ 210

[1]	Balances are net of allowances, which are $1 (April 30, 2025 – $1; October 31, 2024 – $1).